Deposits	12 Months Ended
Mar. 31, 2025
Deposits [Abstract]
Deposits	DEPOSITS
At March 31, 2024 (As Adjusted) and 2025, the aggregate amount of time deposit accounts (including CDs) in denominations that meet or exceed the insured limit were ¥66,448,281 million and ¥69,396,042 million, respectively. These time deposits included domestic time deposits in denominations that meet or exceed the limit stipulated by the Deposit Insurance Act in Japan, which is ¥10 million, and foreign time deposits in denominations that meet or exceed any country-specific insurance fund limit.
The maturity information at March 31, 2025 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥30,195,623	¥39,732,859
Due after one year through two years	3,726,844	480,930
Due after two years through three years	2,330,065	260,979
Due after three years through four years	445,905	77,600
Due after four years through five years	744,759	6,041
Due after five years	865,415	26,548
Total	¥38,308,611	¥40,584,957